Common Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Treasury shares reissued	Pursuant to stock-based compensation plans, UScellular reissued the following Treasury Shares:

Year Ended December 31,	2020	2019	2018
Treasury Shares Reissued	693,000	432,000	1,181,000